INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE N—INCOME TAXES

Income taxes include the following components (in $1,000s):

	2011	2010	2009
Federal:
Current expense (benefit)	$1,532	$3,638	$(43,594)
Deferred expense (benefit)	(1,082)	(1,403)	(39,173)
	450	2,235	(82,767)
State:
Current expense (benefit)	(649)	545	868
Deferred expense (benefit)	(810)	(720)	(4,181)
	(1,459)	(175)	(3,313)
	(1,009)	2,060	(86,080)
Establishment of valuation allowance for deferred tax assets not meeting the more- likely-than-not criteria for realization			104,498

Income tax expense (benefit)	$(1,009)	$2,060	$18,418

In addition to state income taxes, certain states in which the banks operate impose taxes based on measures other than income.  Tax expense associated with those jurisdictions approximated $464,500 in 2011 ($670,000 in 2010 and $646,000 in 2009) and is excluded from income tax expense (included as a component of other noninterest expense).

Federal income taxes paid in 2011, 2010 and 2009 approximated $278,000, $715,000 and $1.0 million, respectively.  State income taxes approximating $84,000 were paid in 2011 ($62,000 was paid in 2010 and $85,000 was paid in 2009).

Differences between income tax expense recorded and amounts computed using the statutory tax rate (in $1,000s) are reconciled below based on operating results (including discontinued operations):

	2011	2010	2009

Federal income tax benefit computed at statutory rate of 35%	$(18,527)	$(88,306)	$(86,143)
State income taxes benefit	(9,744)	(10,297)	(3,313)
Valuation allowance on deferred state income tax assets	8,285	10,122	8,622
Federal tax effect of:
Amortization of intangibles			1,213
State income taxes	3,411	3,604	1,160
Valuation allowance on state taxes	(2,900)	(3,543)	(3,018)
Valuation allowance recorded for deferred federal income tax assets	23,559	78,162	95,876
Other	(5,093)	12,318	4,021

Total income tax expense (benefit)	$(1,009)	$2,060	$18,418

Capitol had a valuation allowance for deferred income tax assets to reduce such net assets to an amount which was deemed to be realizable on a more-likely-than-not basis as of December 31, 2011 and 2010.  The valuation allowance may reduce income tax expense accrual requirements to the extent of Capitol's profitability in future periods.

Net deferred income tax assets, a component of other assets, consisted of the following at December 31 (in $1,000s):

	2011	2010

Allowance for loan losses	$37,086	$57,556
Net operating losses of subsidiaries	124,613	97,739
Deferred compensation	1,060	2,519
Depreciation	(1,858)	(2,827)
Start-up costs of de novo banks	1,043	2,597
Fair value adjustment for investment securities available for sale	(36)	(81)
Other real estate owned	16,585	14,159
Net deferred costs of loan originations	(448)	(1,740)
Unaccrued interest income on nonperforming loans	7,021	7,466
Other, net	21,766	14,729
	206,832	192,117
Less valuation allowance	(205,875)	(190,308)

	$957	$1,809

Capitol and most of its subsidiaries have federal and state net operating loss carryforwards which may reduce income taxes payable in future periods, which have been recognized for deferred tax purposes (subject to a valuation allowance) and, as of December 31, 2011, expire as follows (in $1,000s):

	Federal	State
2013-2015		$107,082
2016-2018		24,962
2019-2021	$12	2,922
2022-2024	496	7,453
2025-2027	19,404	28,845
2028-2031	292,210	19,660

	$312,122	$190,924

In conjunction with its annual review, management concluded that there were no significant uncertain tax positions requiring recognition in Capitol's consolidated financial statements.  Such evaluation was performed for 2008, 2009, 2010 and 2011, which are the tax years which remain subject to examination by major tax jurisdictions, updated as of December 31, 2011.

Capitol's consolidated federal tax returns for 2004 through 2009 were selected for examination by the Internal Revenue Service (the "IRS") due to the reporting of significant operating loss carry backs from 2008 and 2009, and subsequent refund received in 2010.  As a result of this examination, Capitol recorded a liability approximating $6.5 million in 2011.  As the formal process of assessing the liability has not yet concluded, potential interest charges related to the final assessed liability cannot be determined.  Management does not believe any penalties will be assessed in connection with this liability based on discussions with the IRS.

Capitol may from time to time be assessed interest or penalties associated with tax liabilities by major tax jurisdictions, although any such assessments would likely be immaterial.  To the extent Capitol may receive an assessment for interest and/or penalties, it would be classified in the consolidated statements of operations as a component of other noninterest expense; such amounts have been negligible during the periods presented.